GENERAL INFORMATION AND BASIS OF PREPARATION - Schedule of Number of Selling Days (Details) - day	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Jul. 02, 2021	Jun. 26, 2020	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020
Disclosure of changes in reporting period [Line Items]
Number of days in selling week		5 days
Number of selling days in period		131	128			262
Change		3			3
Forecast
Disclosure of changes in reporting period [Line Items]
Number of selling days in period				261
Change	4			(1)